Revenue - Schedule of Contract Balances (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Contracts With Customers Balances [Abstract]
Receivables, which are included in ‘Trade and other receivables’	$ 29,464	$ 19,403
Contract liabilities	53,238	34,176
Non-current	27	453
Current	53,211	33,723
Total contract liabilities	$ 53,238	$ 34,176